Contents of Significant Accounts - Non-controlling Interests (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Equity [Abstract]
Beginning balance	$ 410,065		$ 466,768	$ 956,808
Impact of retroactive applications of IFRS 15				1,597
Adjusted balance as of January 1	410,065		466,768	958,405
Net loss	(2,009,077)	$ (71,548)	(3,578,847)	(4,429,938)
Other comprehensive income (loss)	126,653		(15,213)	(103,894)
Disposal of subsidiaries	(51,565)			(7,074)
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries	106,879
Changes in subsidiaries’ ownership	(10,331)		24,740	(278,613)
Non-Controlling Interests	(551,608)
Derecognition of the non-controlling interests	2,092,340		3,512,617	4,327,882
Ending balance	$ 113,356	$ 4,037	$ 410,065	$ 466,768